Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000231820 | 38218669Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000231820 | 38159268Quikrete Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231820 | 38152490American Airlines, Inc./AAdvantage Loyalty IP Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000231820 | 38155671EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000231820 | 38160796TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000231820 | 38157941Mauser Packaging Solutions Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231820 | 38160863TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000231820 | 38158392Neptune Bidco US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000231820 | 38152710Allied Universal Holdco LLC
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000231820 | 38160204Staples, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000231820 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231820 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231820 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231820 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231820 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000231820 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000231820 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000231820 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231820 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000231820 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000231820 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231820 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000231820 | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000231820 | Mining
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231820 | Home Builders
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231820 | Iron/Steel
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231820 | Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231820 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231820 | Others
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000231821 | 38218667Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000231821 | 38153986EchoStar Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000231821 | 38157229Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000231821 | 38153208Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000231821 | 38153791DISH Network Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000231821 | 38218252WULF Compute LLC
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000231821 | 38155572Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000231821 | 38152638CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000231821 | 38152682CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231821 | 38152713CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000231821 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231821 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231821 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231821 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231821 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000231821 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000231821 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000231821 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231821 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231821 | Others
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231821 | Media
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000231821 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000231821 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231821 | Internet
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231821 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231821 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231821 | Computers
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231821 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231819 | 381536791261229 BC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000231819 | 38153638Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000231819 | 38152851DaVita, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000231819 | 38153656Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000231819 | 38154435Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000231819 | 38152711CHS/Community Health Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000231819 | 38152760CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000231819 | 38153543AthenaHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000231819 | 38153327IQVIA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000231819 | 38154474Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000231819 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231819 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231819 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231819 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000231819 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000231819 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000231819 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000231819 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231819 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000231819 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231819 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000231819 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000231819 | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000231819 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231819 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231818 | 38218668JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000231818 | 38154293HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000231818 | 38156033Panther Escrow Issuer LLC
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000231818 | 38153921Boost Newco Borrower LLC
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000231818 | 38156719Rocket Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231818 | 38154803Jane Street Group/JSG Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000231818 | 38157249Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000231818 | 38156697Rocket Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000231818 | 38157019SS&C Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000231818 | 38154313HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000231818 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231818 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231818 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231818 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000231818 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000231818 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000231818 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000231818 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231818 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231818 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000231818 | Others
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231818 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231818 | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231818 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000231818 | Real Estate Investment Trust (REITS)
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000231818 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000231818 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231818 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231818 | Trucking & Leasing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231817 | 38218670Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000231817 | 38156454Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000231817 | 38156418Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000231817 | 38156436Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000231817 | 38156303Venture Global Plaquemines LNG LLC
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000231817 | 38156271Venture Global Plaquemines LNG LLC
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000231817 | 38156471Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000231817 | 38156490Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000231817 | 38154668Noble Finance II LLC
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000231817 | 38152962Civitas Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000231817 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231817 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231817 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000231817 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000231817 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000231817 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000231817 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231817 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231817 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231817 | Retail
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231817 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000231817 | Pipelines
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000231817 | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231817 | Gas
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231815 | 38153060Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000231815 | 38155965Nissan Motor Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000231815 | 38155984Nissan Motor Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000231815 | 38156626Rakuten Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000231815 | 38152948Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000231815 | 38218671ANZ National Bank, London
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000231815 | 38153018Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000231815 | 38153001Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000231815 | 38156414PetSmart LLC/PetSmart Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000231815 | 38157629Voyager Parent LLC
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000231815 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231815 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231815 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231815 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231815 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000231815 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000231815 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000231815 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000231815 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231815 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231815 | Retail
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000231815 | Others
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231815 | Internet
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231815 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000231815 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000231815 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000231815 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000231815 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231815 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231815 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231816 | 381542251011778 BC ULC/New Red Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000231816 | 38217553NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000231816 | 38153214Electricite de France SA
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000231816 | 38153671Lightning Power LLC
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000231816 | 38154346PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000231816 | 38155333Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000231816 | 381541751011778 BC ULC/New Red Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000231816 | 38217556Talen Energy Supply LLC
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000231816 | 38155295Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000231816 | 38217557Talen Energy Supply LLC
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000231816 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231816 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231816 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231816 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000231816 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000231816 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000231816 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000231816 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231816 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231816 | Retail
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000231816 | Others
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231816 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231816 | Gas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231816 | Electric
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000231816 | Food
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000231816 | Housewares
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231816 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231816 | Household Products/Wares
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231816 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231816 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243215 | 38157551BondBloxx USD High Yield Bond Industrial Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	23.68%
C000243215 | 38157538BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000243215 | 38157510BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	13.19%
C000243215 | 38157482BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000243215 | 38157462BondBloxx USD High Yield Bond Energy Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243215 | 38157522BondBloxx USD High Yield Bond Healthcare Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000243215 | 38157598BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000243215 | 38157568BondBloxx BB Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000243215 | 38157495BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000243215 | 38218673JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000234989 | 38218689Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000234989 | 38162522Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000234989 | 38165475Quikrete Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000234989 | 38217617WULF Compute LLC
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000234989 | 38161762Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000234989 | 38170108Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234989 | 38155274Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000234989 | 38152640American Airlines, Inc./AAdvantage Loyalty IP Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000234989 | 38168977TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000234989 | 38157216EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000234989 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234989 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234989 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000234989 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000234989 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000234989 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000234989 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000234989 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234989 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234989 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000234989 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000234989 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000234989 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000234989 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000234989 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000234989 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234989 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234989 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234989 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234988 | 38218688JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000234988 | 38156491EchoStar Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000234988 | 381609681261229 BC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000234988 | 38163498Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000234988 | 38156360DISH Network Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000234988 | 38158187HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234988 | 38161317Panther Escrow Issuer LLC
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000234988 | 38159874Mauser Packaging Solutions Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000234988 | 38163611TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000234988 | 381609241011778 BC ULC/New Red Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000234988 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234988 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234988 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234988 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234988 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000234988 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000234988 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000234988 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000234988 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234988 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234988 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000234988 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000234988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000234988 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000234988 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234988 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000234988 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000234988 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234988 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000234988 | Consumer Cycilcal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234990 | 38218685DNB Bank ASA, Oslo
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000234990 | 38153287Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000234990 | 38155029AthenaHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000234990 | 38154991McAfee Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000234990 | 38152744Ardonagh Group Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000234990 | 38152944Brand Industrial Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234990 | 38154929Mauser Packaging Solutions Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000234990 | 38152693Altice Financing SA
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000234990 | 38152637Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000234990 | 38153683Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000234990 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234990 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234990 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234990 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234990 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000234990 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000234990 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000234990 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000234990 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234990 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000234990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234990 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000234990 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000234990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000234990 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243310 | 38218680Sumitomo Mitsui Trust Bank, London
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000243310 | 38178099T-Mobile USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000243310 | 38164857CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000243310 | 38163771Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000243310 | 38167619Deutsche Telekom International Finance BV
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000243310 | 38178089T-Mobile USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000243310 | 38166139Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000243310 | 38161431Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000243310 | 38164479Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000243310 | 38159623AerCap Ireland Capital DAC/AerCap Global Aviation Trust
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000243310 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243310 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243310 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243310 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243310 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243310 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000243310 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000243310 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000243310 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243310 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000243310 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243310 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000243310 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000243310 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243310 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243310 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243310 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000243312 | 38165972Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000243312 | 38179279Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000243312 | 38177457Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000243312 | 38164234AerCap Ireland Capital DAC/AerCap Global Aviation Trust
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243312 | 38179270Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000243312 | 38170391Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000243312 | 38168367British Telecommunications PLC
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000243312 | 38164085AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000243312 | 38173849Orange SA
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000243312 | 38170373Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000243312 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243312 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243312 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243312 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000243312 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000243312 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243312 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000243312 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000243312 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000243312 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243312 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243312 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243312 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243312 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000243311 | 38178486CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000243311 | 38180060Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000243311 | 38178243Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243311 | 38178477CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000243311 | 38177269AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000243311 | 38177281AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000243311 | 38177298AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243311 | 38177290AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000243311 | 38218682JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000243311 | 38177774Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243311 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243311 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243311 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000243311 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243311 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243311 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000243311 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243311 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243311 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243311 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000243311 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243311 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243311 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236606 | 38152882Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000236606 | 38157800Ecuador Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000236606 | 38152868Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000236606 | 38152903Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000236606 | 38158758Ghana Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000236606 | 38160410Eagle Funding Luxco Sarl
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000236606 | 38152924Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000236606 | 38158738Ghana Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000236606 | 38157778Ecuador Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000236606 | 38154873Republic of Poland Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000236606 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236606 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236606 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000236606 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000236606 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000236606 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000236606 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000236606 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236606 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236606 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236606 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236606 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236606 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236606 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236606 | Bahrain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236606 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236606 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236606 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237706 | 38159149U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000237706 | 38158912U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000237706 | 38158871U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.07%
C000237706 | 38158572U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000237706 | 38158742U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000237706 | 38158548U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000237706 | 38218686Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000237706 | 38158524U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237706 | 38158497U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000237706 | 38158421U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000237706 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237706 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000237704 | 38165911U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000237704 | 38165870U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000237704 | 38165847U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237704 | 38165280U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000237704 | 38165890U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000237704 | 38166059U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000237704 | 38166002U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000237704 | 38165963U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000237704 | 38166023U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000237704 | 38165940U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237704 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237704 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000237710 | 38159657U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000237710 | 38160829U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000237710 | 38159913U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000237710 | 38160202U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000237710 | 38160771U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000237710 | 38160687U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000237710 | 38159444U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000237710 | 38160810U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000237710 | 38159484U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000237710 | 38160159U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000237710 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237710 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237710 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000237710 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000237708 | 38218185U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237708 | 38158751U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000237708 | 38158851U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000237708 | 38158868U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000237708 | 38158944U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000237708 | 38158791U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000237708 | 38158906U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000237708 | 38158735U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237708 | 38158830U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000237708 | 38158718U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000237708 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237708 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000237708 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000237703 | 38166333U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237703 | 38166295U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237703 | 38166245U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237703 | 38166266U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000237703 | 38166315U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000237703 | 38166350U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237703 | 38166209U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000237703 | 38218191U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000237703 | 38166228U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000237703 | 38166930U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000237703 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237703 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237703 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000237703 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000237705 | 38159843U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.89%
C000237705 | 38159662U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000237705 | 38159587U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.63%
C000237705 | 38159740U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.54%
C000237705 | 38159504U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000237705 | 38159447U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000237705 | 38159430U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000237705 | 38159396U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000237705 | 38159413U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237705 | 38159377U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000237705 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237705 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237705 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	75.80%
C000237705 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000237707 | 38160855U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000237707 | 38160891U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000237707 | 38160874U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000237707 | 38160909U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000237707 | 38160925U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000237707 | 38160824U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000237707 | 38160804U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000237707 | 38160842U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000237707 | 38160786U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000237707 | 38160749U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000237707 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237707 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000237707 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000237707 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237709 | 38168254U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000237709 | 38168230U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	5.65%
C000237709 | 38168213U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000237709 | 38168171U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000237709 | 38168274U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000237709 | 38168192U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000237709 | 38168083U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000237709 | 38168104U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000237709 | 38167953U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000237709 | 38168058U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000237709 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237709 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000248003 | 38179249New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000248003 | 38179599Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000248003 | 38178583Indiana Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000248003 | 38179654Rhode Island Commerce Corp., Series B, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000248003 | 38178439Harris County Municipal Utility District No. 165, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000248003 | 38178719King County School District No. 411 Issaquah, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000248003 | 38177912Chicago O'Hare International Airport, Series C, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000248003 | 38178180Denton Independent School District, Series B, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000248003 | 38178899Main Street Natural Gas, Inc., Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000248003 | 38218675Sumitomo, Tokyo
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000248003 | Asset Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248003 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248003 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000248003 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000248003 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000248003 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000248003 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000248003 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000248003 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248003 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.40%
C000248003 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000248003 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000248003 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000257785 | 38218676Sumitomo, Tokyo
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000257785 | 38191493Illinois Finance Authority, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000257785 | 38191990City of San Antonio Electric & Gas Systems Revenue, Series B, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000257785 | 38191413Glendale Industrial Development Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000257785 | 38191845North Carolina Housing Finance Agency, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257785 | 38191471State of Hawaii, Series FW, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000257785 | 38191995City of Scranton, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000257785 | 38192088Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000257785 | 38191824New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000257785 | 38191189City of Chicago Waterworks Revenue, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000257785 | Asset Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257785 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257785 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000257785 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000257785 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000257785 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000257785 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000257785 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000257785 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000257785 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000257785 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000257785 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257785 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000257785 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250808 | 38188623Massachusetts Development Finance Agency, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000250808 | 38188934Missouri Housing Development Commission, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000250808 | 38188287State of Hawaii, Series FW, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250808 | 38189047Town of Pembroke, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000250808 | 38188265Greater Fall River Vocational School District, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250808 | 38188674Massachusetts Development Finance Agency, Series D, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000250808 | 38188647Massachusetts Development Finance Agency, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000250808 | 38188480Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000250808 | 38189451Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000250808 | 38188911Metropolitan Transportation Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000250808 | Asset Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250808 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250808 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000250808 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000250808 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250808 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250808 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250808 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250808 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250808 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000250808 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250808 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250808 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250808 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255313 | 38191864Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%)
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000255313 | 38191048Antares CLO 2023-1 Ltd. 2023-1A Class BR (CME Term SOFR 3 Month + 1.85%)
Holdings [Line Items]
Percent of Net Asset Value	5.83%
C000255313 | 38191489Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%)
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000255313 | 38191282Blackrock MT Lassen CLO XV LLC 2025-1A Class A1 (CME Term SOFR 3 Month + 1.65%)
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000255313 | 38218698Sumitomo, Tokyo
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000255313 | 38191780Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%)
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000255313 | 38191639MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%)
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000255313 | 38191358Churchill MMSLF CLO-III LP 2023-3A Class C (CME Term SOFR 3 Month + 4.20%)
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000255313 | 38191701Maranon Loan Funding 2021-3 Ltd. 2021-3A Class DR (CME Term SOFR 3 Month + 4.81%)
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000255313 | 38191448Golub Capital Partners CLO 42M-R 2019-42RA Class DR (CME Term SOFR 3 Month + 6.10%)
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000255313 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255313 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000255313 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000255313 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255313 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%